SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Line Items]
Allowance for doubtful debts	$ 103	$ 84
Advertising costs	$ 316	$ 247	$ 202
Shares Issuable upon conversion of convertible Notes Payable to related party at a price of $1.50 [Member]
Accounting Policies [Line Items]
Conversion price of debt	$ 1.50
Shares issuable upon conversion of accrued interest payable to related party at a price of $0.75 [Member]
Accounting Policies [Line Items]
Conversion price of debt	$ 0.75
Sales Revenue, Goods, Net [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	76.00%	75.00%	70.00%
Sales Revenue, Goods, Net [Member] | Customer One [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	42.00%	42.00%	37.00%
Sales Revenue, Goods, Net [Member] | Customer Two [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	34.00%	33.00%	33.00%
Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	53.00%	70.00%	64.00%
United States [Member]
Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	$ 282
Europe Japan And Israel [Member]
Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	$ 13,223
Entity Owned [Member]
Accounting Policies [Line Items]
Ownership interest	14.20%
Minimum [Member]
Accounting Policies [Line Items]
Ownership interest	20.00%
FDIC Insured amount	$ 250
Maximum [Member]
Accounting Policies [Line Items]
Ownership interest	50.00%
Letter of Credit [Member]
Accounting Policies [Line Items]
Restricted cash	$ 233	$ 233
Cash Restricted For Payments To Local Tax Authorities [Member]
Accounting Policies [Line Items]
Restricted cash	$ 4,199	$ 3,554